Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Profit (loss) before income taxes	$ (15,038)	$ (66,756)	$ (48,500)	$ 49,350
Items not affecting cash
Amortization of intangible assets	4,995	4,331	9,340	7,791
Depreciation of property, plant and equipment	960	985	1,858	1,982
Amortization included in cost of sales	730	769	1,512	1,546
Share-based compensation	1,494	1,716	3,269	16,963
Financing charges, non-cash portion	5,978	2,585	9,445	5,188
Other	(29)	(92)	(55)	(184)
Change in fair value of derivative instruments	23,932	70,923	60,488	(39,694)
Adjustment required to reflect net cash receipts from gas sales	5,125	4,881	9,706	7,530
Net change in working capital balances	(93,698)	(5,442)	(116,722)	(4,886)
Income taxes paid	(1,409)	(4,714)	(9,847)	(15,791)
Cash inflow (outflow) from operating activities	(66,960)	9,186	(79,506)	29,795
INVESTING
Purchase of property, plant and equipment	(630)	(1,768)	(2,559)	(2,959)
Purchase of intangible assets	(10,937)	(5,717)	(18,863)	(12,522)
Acquisition of businesses				(2,546)
Short-term investments		(314)		(185)
Cash outflow from investing activities	(11,567)	(7,799)	(21,422)	(18,212)
FINANCING
Dividends paid	(22,312)	(21,458)	(44,561)	(43,229)
Repayment of long-term debt	(59,573)		(59,573)
Issuance of long-term debt	119,662		119,662
Share swap payout	(10,000)		(10,000)
Debt issuance costs	(481)		(2,654)
Credit facilities withdrawal	26,070	24,612	57,280	49,262
Issuance of preferred shares		834	10,447	5,195
Preferred shares issuance costs		(215)	(334)	(1,676)
Shares repurchase		(498)		(11,941)
Distributions to non-controlling interest		(4,098)		(9,603)
Cash inflow (outflow) from financing activities	53,366	(823)	70,267	(11,992)
Effect of foreign currency translation on cash balances	302	266	(975)	(1,017)
Net cash inflow (outflow)	(24,859)	830	(31,636)	(1,426)
Cash and cash equivalents, beginning of period	42,084	55,120	48,861	57,376
Cash and cash equivalents, end of period	17,225	55,950	17,225	55,950
Supplemental cash flow information:
Interest paid	$ 15,220	$ 11,575	$ 26,445	$ 18,896